UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments March 31, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE †	DEMAND DATE*	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (68.9%)
	ABAG Finance Authority for Nonprofit Corporations,
$2,240	Elder Care Alliance of San Francisco Ser 2006 A	1.93%	04/07/08	$2,240,000
8,935	Eskaton Village-Roseville Ser 2006	2.20	04/07/08	8,935,000
8,000	The Thacher School Ser 2004	2.22	04/07/08	8,000,000
	Austin Trust,
1,000	Metropolitan Water District of Southern California Ser 2007 A Custody Receipts Ser 2008-1062	2.21	04/07/08	1,000,000
2,865	Los Angeles Unified School District Ser 2007 A-1 Custody Receipts Ser 2008-1070 (MBIA Insd)	2.26	04/07/08	2,865,000
7,200	Azusa Unified School District, CA, Ser 2004 COPs (FSA Insd)	3.30	04/07/08	7,200,000
2,500	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Ser A (AMBAC Insd)	4.50	04/07/08	2,500,000
	California Department of Water Resources,
1,800	Power Supply Ser 2002 B Subser B-3	0.95	04/01/08	1,800,000
5,000	Power Supply Ser 2002 C Subser C-7 (FSA Insd)	1.75	04/07/08	5,000,000
8,900	Power Supply Ser 2005 F Subser F-4 (FGIC Insd)	0.90	04/01/08	8,900,000
2,200	Power Supply Subser G-5	1.92	04/07/08	2,200,000
5,500	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	1.75	04/07/08	5,500,000
	California Infrastructure & Economic Development Bank,
6,200	Los Angeles SPCA Ser 2002 A	2.05	04/07/08	6,200,000
7,700	SRI International Ser 2003 A	1.80	04/07/08	7,700,000
	California Statewide Communities Development Authority,
8,700	Azusa Pacific University Project	2.19	04/07/08	8,700,000
1,100	Chabad of California Ser 2004	1.94	04/07/08	1,100,000
4,500	Kaiser Permanente Ser 2004 J & L	1.96	04/07/08	4,500,000
5,000	National Center for International Schools Ser 2006 A	2.19	04/07/08	5,000,000
8,600	SWEEP Loan Program Ser 2007 A	1.93	04/07/08	8,600,000
4,100	University of San Diego Ser 2005	2.19	04/07/08	4,100,000
6,300	Western University of Health Sciences Ser 2007 A	1.95	04/07/08	6,300,000
5,000	East Bay Municipal Utility District, CA, Water System Sub Refg Ser 2008 C-3	1.75	04/07/08	5,000,000
3,000	Grant Joint Union High School District, School Facility Bridge Funding Ser 2005 COPs (FSA Insd)	2.10	04/07/08	3,000,000
2,200	Hillsborough, Water & Sewer System Ser 2003 A COPs	1.90	04/07/08	2,200,000
2,000	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	1.10	04/07/08	2,000,000
	Los Angeles County Metropolitan Transportation Authority,
3,670	Prop C Sales Tax Ser 2004-A ROCs II-R Ser 12037 (MBIA Insd)	2.33	04/07/08	3,670,000
3,380	MACON Trust, Irvine Unified School District Community Facilities District No 06-1 Ser 2007 B Variable Ser 2007-317	2.27	04/07/08	3,380,000
	Metropolitan Water District of Southern California,
2,100	Waterworks 2000 Ser B-2	1.95	04/07/08	2,100,000
4,075	Water 206 Ser A PUTTERs Ser 2530	2.29	04/07/08	4,075,000
5,300	Mountain View, Villa Mariposa Multifamily 1985 Ser A	2.05	04/07/08	5,300,000
4,990	Paramount Unified School District, School Bridge Funding Ser 2001 COPs	2.10	04/07/08	4,990,000
2,000	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	2.05	04/07/08	2,000,000
1,625	Riverside County Housing Authority, Multifamily De Anza Villas Ser 1986	2.15	04/07/08	1,625,000
900	San Bernardino County Housing Authority, CA, Multifamily Raintree Apartments Ser 2005 A	1.94	04/07/08	900,000
	Southern California Public Power Authority, Magnolia Power Project A Refg Ser 2007-1 (MBIA Insd)
2,300	Magnolia Power Project A Refg Ser 2007-1 (MBIA Insd)	2.75	04/07/08	2,300,000
3,600	Transmission 1991 Refg Ser (AMBAC Insd)	2.00	04/07/08	3,600,000
3,000	Torrance, Little Company of Mary Hospital-Torrance Memorial Medical Center Ser 1992	2.20	04/07/08	3,000,000
10,945	Whittier, Whittier College Ser 2004	2.30	04/07/08	10,945,000
	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $168,425,000)			168,425,000

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	California Tax-Exempt Commercial Paper (8.4%)
2,000	Los Angeles Department of Water & Power, Power System	1.10%	05/19/08	1.10%	2,000,000
5,000	San Diego County Water Authority, Ser 1	0.70	05/08/08	0.70	5,000,000
1,500	San Diego County Water Authority, Ser 3	1.80	04/03/08	1.80	1,500,000
2,000	San Diego County Water Authority, Ser 3	2.00	06/11/08	2.00	2,000,000
4,000	San Francisco County Transportation Authority, 2004 Ser A	2.10	04/09/08	2.10	4,000,000
3,000	San Joaquin County Transportation Authority, CA, Sales Tax Ser 1997	1.70	05/05/08	1.70	3,000,000
3,000	Turlock Irrigation District, CA, Sub Ser 2006 A	0.70	08/12/08	0.70	3,000,000
	Total California Tax-Exempt Commercial Paper (Cost $20,500,000)				20,500,000
	California Tax-Exempt Short-Term Municipal Notes (9.4%)
	Calfornia Communities Tax & Revenue Anticipation Note Program,
5,000	Certain Local Agencies Ser 2007 A-1 Note Participations, dtd 07/02/07	4.50	06/30/08	3.57	5,010,199
5,000	Riverside County Ser 2007 A-3 Note Participations, dtd 07/02/07	4.50	06/30/08	3.57	5,010,434
2,000	California Community College Financing Authority, Community College League Ser 2007 A TRANs, dtd 07/02/07	4.50	06/30/08	3.61	2,003,936
4,000	California, Ser 2007-2008 RANs, dtd 11/1/07	4.00	06/30/08	3.33	4,006,084
2,000	Los Angeles County, Ser 2007-2008 TRANs, dtd 07/02/07	4.50	06/30/08	3.57	2,004,174
2,000	Los Angeles County Schools Pooled Financing Program, Pooled 2007-2008 Ser A TRANs, dtd 07/02/07	4.50	06/30/08	3.56	2,004,129
3,000	Los Angeles Unified School District, Ser 2007 A TRANs, dtd 12/11/07	4.00	12/29/08	3.13	3,017,914
	Total California Tax-Exempt Short-Term Municipal Notes (Cost $23,056,870)				23,056,870
	U.S. Government Agencies - Discount Notes (14.7%)
35,900	Federal Home Loan Banks (Cost $35,900,000)	1.50	4/1/2008		35,900,000
	Total Investments (Cost $247,881,870) (a)			101.4%	247,881,870
	Liabilities in Excess of Other Assets			(1.4)	(3,313,842)
	Net Assets			100.0%	$244,568,028
______________
COPs	Certificates of Participation.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
†	Rate shown is the rate in effect at March 31, 2008.
*	Date on which the principal amount can be recovered through demand.
(a)	Cost is the same for federal income tax purposes.

Bond Insurance:

AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs)and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$247,881,870	—	$247,881,870	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer May 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer May 20, 2008

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley California Tax-Free Daily Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 20, 2008

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

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Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley California Tax-Free Daily Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer

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